FSS1 SA-1

                        SUPPLEMENT DATED NOVEMBER 1, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED SEPTEMBER 1, 2007 AS AMENDED NOVEMBER 1, 2007
                                       OF
                            FRANKLIN STRATEGIC SERIES
        (FRANKLIN GROWTH OPPORTUNITIES FUND (FORMERLY FRANKLIN AGGRESSIVE
         GROWTH FUND), FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN SMALL CAP
             GROWTH FUND II, AND FRANKLIN SMALL-MID CAP GROWTH FUND)

The statement of additional information is amended as follows:

I. Effective November 1, 2007, the Franklin Aggressive Growth Fund's name changed to Franklin Growth Opportunities Fund.

II. Under the section, "Management and Other Services - Portfolio managers - OWNERSHIP OF FUND SHARES" on page 28, the table is revised to add the following as of April 30, 2007:

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                                                DOLLAR RANGE OF
                                                FUND SHARES
PORTFOLIO MANAGER                               BENEFICIALLY OWNED
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Grant Bowers                                   Growth Opportunities Fund
                                                    $100,001-$500,000
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         Please keep this supplement for future reference.